17. Client deposits (Tables)	12 Months Ended
Dec. 31, 2020
Client Deposits Tables Abstract
Balance of Customer deposits

The breakdown, by classification and type, of the balance of “Customer deposits” is as follows:

Thousand of reais	2020	2019	2018

Classification:
Financial liabilities at amortized cost	445,813,972	336,514,597	304,197,800
Total	445,813,972	336,514,597	304,197,800

Type:
Demand deposits
Current accounts (1)	35,550,105	28,231,479	18,853,519
Savings accounts	62,210,443	49,039,857	46,068,346
Time deposits	269,929,085	200,739,544	190,982,541
Repurchase agreements	78,124,340	58,503,717	48,293,394
Of which:
Backed operations with Private Securities (2)	14,944,250	9,506,255	6,977,766
Backed operations with Government Securities	63,180,090	48,997,462	41,315,628
Total	445,813,972	336,514,597	304,197,800

(1) Non-interest bearing accounts.

(2) Refers primarily to repurchase agreements backed by own-issued debentures.